PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid service charges and property taxes	$ 83	$ 58
Prepaid rent		58	$ 65
Prepaid utilities	31	51	30
Prepaid insurance	633	412	41
Prepaid administrative expenses	55	63	61
Prepaid technical fees	212	141	8
Prepaid consulting fees	629	27
VAT receivable	141	50	54
Other Receivable and other prepaid expenses	31
Total prepaid expenses and other current assets	1,815	802	259
Prepaid Insurance Noncurrent	$ 191	$ 217	$ 0